Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and savings accounts	$ 38,529	$ 44,163
Time deposits	21,102	14,638
Total cash and cash equivalents	59,631	58,801
Less: Cash restricted as collateral and performance bond	(8,991)
Cash and cash equivalents reported on the consolidated statements of cash flows	50,640	58,801	62,731	63,997
Cash and cash equivalents and Restricted cash	$ 59,631	$ 58,801